SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Asset Category	Estimated Useful Lives
Computer equipment and capitalized software	2 to 3 years
Furniture and other equipment	3 to 10 years
Leasehold improvements	6 to 7 years

	December 31,
	2015	2014
	(In thousands)
Property and equipment, net:
Computer equipment and capitalized software	$100,325	$86,716
Leasehold improvements	11,342	9,624
Furniture and other equipment	4,040	3,441
Projects in progress	3,004	1,375
	118,711	101,156
Accumulated depreciation and amortization	(70,644)	(58,159)
Property and equipment, net	$48,067	$42,997